TRADING AND OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Amount Contractually Payable On Debt Securities Held At Fair Value Through Profit Or Loss	£ 14,224	£ 16,079
Difference Between The Balance Sheet Carrying Value And Amount Contractually Payable On Debt Securities Held At Fair Value Through Profit Or Loss	6,412	6,656
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	147
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 52	£ 28